Cover	12 Months Ended
Mar. 31, 2026
Cover [Abstract]
Entity Registrant Name	AMARC RESOURCES LTD.
Entity Central Index Key	0001175596
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Entity File Number	000-49869
Entity Address Address Line 1	14th Floor – 1040 W. Georgia Street
Entity Address Address Line 2	1040 West Georgia Street
Entity Address City Or Town	Vancouver
Entity Address Postal Zip Code	V6E 4H1
Phone Fax Number Description	(604) 639-9209
Contact Personnel Email Address	tomwilson@amarcresources.com
Contact Personnel Name	Thomas Wilson